Revenue (Details) - Schedule of Disaggregation of Revenues - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 45,025	$ 48,206	$ 63,067	$ 58,725
Service revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	43,967	46,733	61,120	47,366
Service revenue [Member] | United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	25,452	28,517	37,413	28,584
Service revenue [Member] | Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,515	18,216	23,707	18,782
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,058	1,473	1,947	11,359
Lease revenue [Member] | United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	654	885	1,218	10,959
Lease revenue [Member] | Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 404	$ 588	$ 729	$ 400